Supplementry Financial Statement Information	12 Months Ended
Dec. 31, 2024
Supplementry Financial Statement Information [Abstract]
SUPPLEMENTRY FINANCIAL STATEMENT INFORMATION

NOTE 13 - SUPPLEMENTRY FINANCIAL STATEMENT INFORMATION

A.	OTHER PAYABLES (U.S. dollars in thousands):

	December 31
	2024	2023
Employees and employee institutions	933	760
Expenses payable	275	385
Royalties payable	408	247
Other liabilities	16	9
	1,632	1,401

B.	REVENUES:

In 2023, the Company recognized revenue from engineering services provided to customers in Europe (97%) and North America.

In 2022, the Company recognized the revenue for licensing under the licensing agreement with a customer in Brazil, following the completion of know-how delivery.

Revenue recognized that was included in the contract liability balance (deferred revenue) at the beginning of the years ended December 31, 2023 and 2022, amounts to $175 thousand and $939 thousand, respectively. As of December 31, 2024, $387 thousand of the amount of deferred revenue is expected to be recognized during 2025.

C.	COST OF REVENUES (U.S. dollars in thousands):

	Year ended December 31,
	2024	2023	2022
Salary and related expenses	-	393	-
Consultants and subcontractors	-	112	247
Expenditure on materials (including inventory impairment loss)	-	1	2
Royalties	-	84	-
	-	590	249
Operating costs not attributed to projects (mainly salary and related expenses) *	985	965	1,641
	985	1,555	1,890
Onerous contract provision included in costs	-	-	8

*	Cost and expenses relating to periods in which the plant did not operate in full capacity.

D.	RESEARCH AND DEVELOPMENT, NET (U.S. dollars in thousands):

	Year ended December 31,
	2024	2023	2022
Salary and related expenses	2,604	2,268	2,656
Consultants and subcontractors	342	388	441
Expenditure on materials	56	70	1,020
Depreciation and other	200	104	486
Office maintenance	387	440	367
	3,589	3,270	4,970
Less: Government Grants, see Note 2N	-	(92)	(275)
	3,589	3,178	4,695

E.	SELLING AND MARKETING (U.S. dollars in thousands):

	Year ended December 31,
	2024	2023	2022

Salary and related expenses	908	918	953
Office maintenance	38	35	30
Project Promotion	35	58	84
Consultants	96	87	38
Other	120	50	96
	1,197	1,148	1,201
F.	GENERAL AND ADMINISTRATIVE (U.S. dollars in thousands):

	Year ended December 31,
	2024	2023	2022

Salary and related expenses	2,082	2,134	2,354
Office maintenance	183	175	117
Consultants and insurance	1,889	1,778	1,660
Allowance for credit losses	289	380	-
Depreciation and other	114	170	298
	4,557	4,637	4,429

G.	OTHER INCOME (EXPENSES), NET

In 2022, include mainly the write down of production line of $ 704 thousand, and in 2024 the write-off the remaining value of Rotem 1 remaining asset in the amount of $229 thousand (Note 7D).

H.	OTHER FINANCIAL INCOME, NET (U.S. dollars in thousands):

Financial income:

	Year ended December 31
	2024	2023	2022
Interest income	215	161	51
Fair value adjustment of warrants	4,109	-	-
Warrants issuance costs	(473)	-	-
Exchange rate differences, Net	207	142	672
Bank fees	(24)	(12)	(17)
Other adjustment of royalty obligation	-	21	(23)
	4,034	312	683
I.	Loss per ordinary share:

Basic and diluted loss per share is computed as follows:

	Year ended December 31,
Numerator ($ in thousands):	2024	2023	2022
Net loss for the year, as reported	(6,772)	(9,648)	(11,092)
The effect of change in terms of Series 3 warrants	-	(92)	-
Numerator for basic and diluted net loss per Ordinary Share - net loss attributable to shareholders	(6,772)	(9,740)	(11,092)
Denominator (Ordinary Shares in thousands)
Weighted average number of shares outstanding during the year	4,629,263	1,936,831	1,462,776
Weighted average number of potential shares under prefunded warrants with token exercise price (“penny” warrants)	606,223	15,266	-
Denominator for basic and diluted loss per share – weighted number of Ordinary Shares	5,235,486	1,952,097	1,462,776

Basic and dilutive loss per Ordinary Share (in dollars)	(1.29)	(4.99)	(7.58)

For the reported years, all outstanding unvested restricted shares, options and warrants (except for “penny warrant”) have been excluded from the calculation of the diluted net loss per share since their effect was anti-dilutive.

These include as of December 31, 2024: Share option and warrants exercisable to 1,492,017 Ordinary Shares that, as of December 31, 2024, have zero effect under the treasury stock method and share options that are “in the money” exercisable to 350,250 Ordinary Shares.